                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED NOVEMBER 1, 2005
               TO PROSPECTUS DATED MAY 1, 2005 (AS SUPPLEMENTED)

This supplement describes an increase in certain Purchase Payment Credits applicable to Series XC variable annuity contracts issued on or after September 12, 2005 by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement provides information in addition to the prospectus dated May 1, 2005 (as supplemented) for the contract. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1.  FEE TABLES AND EXAMPLES

The "Examples" in the "FEE TABLES AND EXAMPLES" section of the prospectus (as supplemented) are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. To reflect the effect of the increase in the Purchase Payment Credit, add the following after Chart 3:

CHART 4. Chart 4 assumes your contract is issued while the Purchase Payment Credit increase is in effect and you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit and the Guaranteed Minimum Accumulation Benefit ("GMAB") rider, which is the most expensive way to purchase the contract for a 1 year time period.

   (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                             Time Periods
         1 year                    3 years                    5 years                    10 years
-----------------------------------------------------------------------------------------------------------
       (a) $1,279                 (a) $2,162                 (a) $2,951                 (a) $4,861
       (b) $1,190                 (b) $1,900                 (b) $2,526                 (b) $4,072


   (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                             Time Periods
         1 year                    3 years                    5 years                    10 years
-----------------------------------------------------------------------------------------------------------
        (a) $479                  (a) $1,442                 (a) $2,411                 (a) $4,861
        (b) $390                  (b) $1,180                 (b) $1,986                 (b) $4,072

CHART 5. Chart 5 assumes your contract is issued while the Purchase Payment Credit increase is in effect and you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus ("GMIB Plus") rider, assuming you elect the Optional Reset of the GMIB Plus and, as a result, the GMIB Plus rider charge increases to the maximum charge permitted on an Optional Reset of 1.50%, which is the most expensive way to purchase the contract for a 3, 5 or 10 year time period.

   (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                             Time Periods
         1 year                    3 years                    5 years                    10 years
-----------------------------------------------------------------------------------------------------------
       (a) $1,260                 (a) $2,206                 (a) $3,168                 (a) $5,618
       (b) $1,171                 (b) $1,944                 (b) $2,744                 (b) $4,849

                                                                      Series XC
                                                                SUPP-PPCNOV1USA

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

   (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                             Time Periods
         1 year                    3 years                    5 years                    10 years
-----------------------------------------------------------------------------------------------------------
        (a) $460                  (a) $1,486                 (a) $2,628                 (a) $5,618
        (b) $371                  (b) $1,224                 (b) $2,204                 (b) $4,849

CHART 6. Chart 6 assumes your contract is issued while the Purchase Payment Credit increase is in effect and you do not select optional death benefit riders, a GMIB rider, a Guaranteed Withdrawal Benefit rider, or the GMAB rider, which is the least expensive way to purchase the contract.

   (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                             Time Periods
         1 year                    3 years                    5 years                    10 years
-----------------------------------------------------------------------------------------------------------
       (a) $1,119                 (a) $1,694                 (a) $2,195                 (a) $3,475
       (b) $1,029                 (b) $1,425                 (b) $1,748                 (b) $2,595

   (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                             Time Periods
         1 year                    3 years                    5 years                    10 years
-----------------------------------------------------------------------------------------------------------
        (a) $319                   (a) $974                  (a) $1,655                 (a) $3,475
        (b) $229                   (b) $705                  (b) $1,208                 (b) $2,595

2.  PURCHASE

Add the following after the second paragraph under "Purchase Payment Credit":

"For contracts issued on or after September 12, 2005, the Purchase Payment Credit is an amount equal to 6% of the purchase payment. For contracts issued on or after September 12, 2005, there is no additional 1% credit for contracts with purchase payments of $1,000,000 or more. This Purchase Payment Credit increase does not apply retroactively to contracts issued before September 12, 2005. For contracts issued from September 12, 2005 until the date we change or rescind this Purchase Payment Credit increase, the 6% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us prior to the contract anniversary immediately following your 81/st/ birthday (if joint owners are named, the age of the oldest owner will apply, and if a non-natural person owns the contract, then the annuitant's age will apply). We reserve the right to change or rescind this Purchase Payment Credit increase for contracts issued on or after January 1, 2006. For this Purchase Payment Credit increase to apply to your contract, we must receive your initial purchase payment while the Purchase Payment Credit increase is in effect. If you complete an application while this Purchase Payment Credit increase is in effect, but we do not receive your initial purchase payment until a later date when the Purchase Payment Credit increase is no longer in effect, the Purchase Payment Credit increase will not apply to your contract."

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Add the following at the end of the discussion of "Accumulation Units," after the Example:

"EXAMPLE FOR CONTRACTS ISSUED ON OR AFTER SEPTEMBER 12, 2005 (WHILE THE PURCHASE PAYMENT CREDIT INCREASE IS IN EFFECT):

   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $300 to your contract as a Purchase Payment Credit. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $12.50. We divide $5,300 by $12.50 and credit your contract on Monday night with 424 accumulation units for the Lord Abbett Growth and Income Portfolio."

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                5 Park Plaza, Suite 1900 Telephone: 800-989-3752
                Irvine, CA 92614

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